Share Based Payments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2018 $ / shares $ / shares	Dec. 31, 2018 USD ($) Y EquityInstruments $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		$ 6,013,000		$ 3,701,000
Granted, options		0		648,502
Option life, share options granted | Y				3.00
Description of expected forfeiture rate				5.57
Expected dividend, share options granted				$ 0.00
Description of option pricing model, share options granted				BlackScholes model
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		$ 5,471,000		$ 2,343,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | EquityInstruments		633,914		422,030
Fair value per unit | (per share)	$ 4.83	$ 3.62
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | EquityInstruments		422,609		1,002,166
Fair value per unit | (per share)	$ 4.83	$ 3.62	$ 6.20	$ 4.71
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		$ 542,000		$ 1,357,000
Stock options available for issuance | shares	1,574,403	1,574,403
Vesting Tranche One Period [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements		20.00%
Vesting Tranche Two Period [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements		30.00%
Vesting Tranche Three Period [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements		50.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted				1.79%
Expected volatility, share options granted				67.56%
Fair value per share granted options | (per share)			$ 2.06	$ 2.06	$ 2.69
Bottom of range [member] | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit | (per share)			$ 6.20	$ 4.71
Bottom of range [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements		50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate, share options granted				1.90%
Expected volatility, share options granted				68.16%
Fair value per share granted options | (per share)			$ 2.38	$ 2.38	$ 3.09
Top of range [member] | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit | (per share)			$ 7.15	$ 5.54
Top of range [member] | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting tranche percentage sharebased arrangements		200.00%
Top of range [member] | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum issue of shares permitted | shares		12,200,000